DISCONTINUED OPERATIONS (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Net Earnings from Discontinued Operations for the Snacks Business
Following is selected financial information included in net earnings from discontinued operations for the snacks business:

		Net sales	Earnings from discontinued operations	Income tax expense	Gain on sale of discontinued operations	Income tax benefit/(expense) on sale	Net earnings from discontinued operations
Snacks	2013	$—	$—	$—	$—	$—	$—
	2012	1,440	266	(96)	1,899	(482)	1,587
	2011	1,455	322	(93)	—	—	229